Loss Per Share (Details) - Schedule of Antidilutive Shares in the Computation of Diluted Shares Outstanding - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Antidilutive Shares in the Computation of Diluted Shares Outstanding [Abstract]
Convertible preferred stock				$ 7,209,555
Public Warrants			5,750,000	5,750,000
Private Placement Warrants			173,333	173,333
Seller Earn-out	5,312,098	5,312,098	5,312,098
Sponsor Earn-out Shares			2,156,250
Legacy FaZe preferred warrant				651,951
Unvested restricted stock award	592,210	1,649,962	1,649,962	49,426
Stock options	18,859,673	18,863,654	18,863,654	19,912,281
Total potentially dilutive common stock equivalents	$ 34,488,217	$ 35,029,971	$ 33,905,297	$ 33,746,546